SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Basis of Presentation

Significant Accounting Policies

There have been no changes to our significant accounting policies described within the Notes to the Company’s consolidated financial statements as of and for the year ended December 31, 2023. Certain required disclosures relating to our significant accounting policies are disclosed below.

Net Loss Per Share

Net Loss Per Share

EPS is computed by dividing the sum of distributed and undistributed earnings for each class of stock by the weighted average number of shares outstanding for each class of stock for each period presented in the Company’s unaudited condensed consolidated statements of operations.

Diluted net loss per share includes the potential dilutive effect of common stock equivalents as if such securities were converted or exercised during the period, when the effect is dilutive. Given the Company is in a net loss position for the three and nine months ended September 30, 2024 and 2023, there is no difference between basic and diluted net loss per share.

The following outstanding shares of common stock equivalents are excluded from the computation of diluted net loss per share for all the periods and scenarios presented because including them would have an anti-dilutive effect:

ConnectM Stock Options	473,929
ConnectM Warrants	13,067,494

Goodwill

Goodwill

Goodwill results from business acquisitions and represents the excess of the purchase price over the fair value of the identifiable assets acquired.

The Company accounts for goodwill under ASC Topic 350- Intangibles-Goodwill and Other, which does not permit amortization, but instead requires the Company to perform an annual impairment review, or more frequently if events or circumstances indicate that impairment may be more likely. The Company evaluates the facts and circumstances as of the end of each reporting period to determine whether a triggering event exists that may indicate the fair value of the Company’s identified reporting unit is less than its carrying amount, and thus if goodwill is impaired. If it is more likely than not that goodwill is impaired, the Company tests goodwill for impairment, in which the estimated fair value of the reporting unit is compared to its carrying amount and an impairment loss is recognized for the excess of the carrying amount over fair value (if any), not to exceed the carrying amount of goodwill. During the nine months ended September 30, 2024 and 2023, the Company has determined that no impairment has occurred.

Recently Adopted Accounting Guidance

Recently Adopted Accounting Pronouncements

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”), which introduced the expected credit losses methodology for the measurement of credit losses on financial assets measured at amortized cost basis, replacing the previous incurred loss methodology. The amendments in ASU 2016-13 added Topic 326, Financial Instruments—Credit Losses, and made several consequential amendments to the FASB Accounting Standards Codification. Update 2016-13 also modified the accounting for available-for-sale debt securities, which must be individually assessed for credit losses when fair value is less than the amortized cost basis, in accordance with Subtopic 326-30, Financial Instruments— Credit Losses—Available-for-Sale Debt Securities. This pronouncement is effective for fiscal years beginning after December 15, 2022. The Company adopted ASU 2016-13 as of January 1, 2023. The adoption of ASU 2016-13 did not have a material impact on the Company’s unaudited condensed consolidated financial statements.

ConnectM Before Business Combination
Basis of Presentation

Basis of Presentation and Principles of Consolidation

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The consolidated financial statements include the accounts of the Company and its consolidated subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.

Reclassifications		Reclassifications Certain prior period amounts have been reclassified to conform to the current year presentation.
Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts in the consolidated financial statements and accompanying notes. Management believes that its most significant estimates and assumptions have been based on reasonable and supportable assumptions and the resulting estimates are reasonable for use in the preparation of the consolidated financial statements. The Company’s significant estimates include purchase price allocations for business combinations, the valuation of equity based financial instruments, analysis of the recoverability of goodwill and long-lived assets, and the fair value of convertible debt. If the underlying estimates and assumptions upon which the consolidated financial statements are based change in the future, actual amounts may differ from those included in the accompanying consolidated financial statements.

Comprehensive Loss

Comprehensive Loss

Comprehensive loss consists of two components, net loss and other comprehensive income, net of tax. The Company’s other comprehensive loss consists of foreign currency translation adjustments that result from consolidation of its foreign subsidiary.

Net Loss Per Share

Net Loss Per Share

The Company computes earnings per share using the two-class method. The two-class method of computing Net Loss Per Share (“EPS”) is an earnings allocation formula that determines EPS for common stock and any participating securities according to dividends declared and participation rights in undistributed earnings. The Company has six classes of participating securities outstanding, common stock, Series Seed Convertible Preferred Shares, Series Seed-1 Convertible Preferred Shares, Series A-1

Convertible Preferred Shares, Series B-1 Convertible Preferred Shares, and Series B-2 Convertible Preferred Shares. The different series of the Company’s Convertible Preferred Stock has the same rights as the Company’s common stock, other than being convertible into shares of common stock on a 1-for-1 ratio and preferences as further discussed in Note 16: Convertible Preferred Shares. Under the two-class method, the Company’s issued and outstanding Convertible Preferred Stock is considered a separate class of stock for EPS purposes. During periods of loss, there is no allocation required under the two-class method due to there being no distributed earnings for the period coupled with the fact that the Company’s Convertible Preferred Stock do not contain a contractual right to absorb losses. Thus, all undistributed losses should be allocated entirely to the Company’s outstanding common stock.

EPS is computed by dividing the sum of distributed and undistributed earnings for each class of stock by the weighted average number of shares outstanding for each class of stock for each period presented in the Company’s consolidated statements of operations.

Diluted net loss per share includes the potential dilutive effect of common stock equivalents as if such securities were converted or exercised during the period, when the effect is dilutive. Given the Company is in a net loss position for the years ended December 31, 2023 and 2022, there is no difference between basic and diluted net loss per share.

The following outstanding shares of common stock equivalents are excluded from the computation of diluted net loss per share for all the periods and scenarios presented because including them would have an anti-dilutive effect:

ConnectM Stock Options	142,692
ConnectM Warrants	23,332
166,024

Cash

Cash

Cash is held by financial institutions and are federally insured up to certain limits. At times, the Company’s cash balance exceeds the federally insured limits. The total uninsured cash and cash equivalents balance as of December 31, 2023 and 2022 was $113,897 and $1,133,028, respectively.

Accounts Receivable and Allowance for Credit Losses

Accounts Receivable and Allowance for Credit Losses

Accounts receivable are carried at original invoice amount, less any estimate made for doubtful accounts or credit losses. The allowance for credit losses is the Company’s best estimate of the amount of expected credit losses in the Company’s existing receivables over the contractual term. We evaluate our exposure to credit loss on both a collective and individual basis. We evaluate such receivables on an individual customer basis and take into account any relevant available information, which begins with historical credit loss experience and consideration of current and expected conditions and market trends (such as general economic conditions, other microeconomic and macroeconomic considerations, etc.) and reasonable and supportable forecasts that could impact the collectability of such receivables over the contractual term individually or in the aggregate. Changes in circumstances relating to these factors may result in the need to increase or decrease our allowance for credit losses in the future. The allowance for credit losses was $0 as of December 31, 2023 and December 31, 2022.

Revenue Recognition

Revenue Recognition

The Company follows the guidance of Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) 606, Revenue from Contracts with Customers. Under ASC 606, revenues are recognized when control of the promised goods or services is transferred to the customer in an amount that reflects the consideration the Company expects to be entitled to in exchange for transferring those goods or services. Revenue is recognized based on the following five step model:

●	Identification of the contract with a customer
●	Identification of the performance obligations in the contract
●	Determination of the transaction price
●	Allocation of the transaction price to the performance obligations in the contract
●	Recognition of revenue when, or as, the Company satisfies a performance obligation

HVAC System Services

The Company generates revenue from HVAC equipment sales, as noted above, as well as through installation of the HVAC equipment and agreements that provide for various service associated with HVAC equipment the Company has sold to its customers (i.e., maintenance visits, remote technical support, etc.). The services involve a combination of labor and underlying parts cost; however, these items are not separated as they are both required to achieve the end objective of providing the total service. Each transaction is a distinct performance obligation, priced on a standalone basis, which provides benefit to the customer. Revenue is recognized at a point in time when the customer accepts the promised goods and/or services. The Company’s revenue is generated from customers located throughout the U.S. and India.

Solar System Services — Residential

The Company generates revenue from solar panel services that include services such as solar panel repairs and solar panel installations. The services involve a combination of labor and underlying parts cost; however, these items are not separated as they are both required to achieve the end objective of providing the total service. Each transaction is a distinct performance obligation, priced on a standalone basis, which provides benefit to the customer. Revenue for the Company’s Solar System Services is recognized when control transfers, which is when we install a solar system and the system passes inspection by the local authority having jurisdiction.

Solar System Services — Commercial

For large commercial and utility grade energy storage system installation which consist of the engineering, design and installation of the system, customers make milestone payments that are consistent with contract-specific phases of a project. Revenue from such contracts is recognized over time using the percentage of completion method based on cost incurred as a percentage of total estimated contract costs for commercial solar system services.

Roofing Services

The Company generates revenue through roofing services that include services including, but not limited to, roof repairs, skylight installations, or complete roof replacements. The services involve a combination of labor and inventory required to perform such services; however, these items are not separated as they are both required to achieve the end objective of providing the total service. Each transaction is a distinct performance obligation, priced on a standalone basis, which provides benefit to the customer. Revenue is recognized as the services are performed which is normally a day or less. As such, recognition over time approximates a point in time.

Variable Consideration

Revenue is generally recognized at transaction price. However, certain arrangements may contain clauses that can either increase or decrease the transaction price. Variable consideration is estimated at each measurement date at its most likely amount to the extent that it is probable that a significant reversal of cumulative revenue recognized will not occur and true-ups are applied prospectively as such estimates change. In reviewing agreements, the Company may offer discounts to its customers. These discounts are typically offered in a fixed percentage and are explicitly included within the Company’s contracts with its customers. These discounts are offered only as they relate to the performance obligations being satisfied in the agreement with the customer. Such discounts are known by the Company at the time of the fulfillment of the respective performance obligations and included as an adjustment to the transaction price.

Recognition of Revenue and Deferred Revenue Considerations

Invoice terms vary by each of the Company’s subsidiaries, but payment is typically due in thirty days or less from the invoice date. The Company is typically not contractually obligated to accept returns, except for instances of defective products, as covered by a standard assurance-type warranty. Revenues are recognized net of estimated returns, as variable consideration consists only of refunds associated with returns, which have historically been immaterial.

Shipping and other transportation costs charged to customers are included in “Revenues” in the consolidated statements of operations and comprehensive loss. Shipping and handling costs are included in “Cost of revenues” in the consolidated statements of operations and comprehensive loss. Various taxes on the sale of products and services to customers are collected by the Company as an agent and remitted to the respective taxing authority. These taxes are excluded from revenue and recognized as a liability until remitted to the respective taxing authority.

Contract liabilities represent payments received in advance of revenue recognition for service agreements entered into with customers. Revenue is recognized associated with such contract liabilities when the revenue recognition criteria are met in accordance with ASC 606.

Both customer deposits and deferred revenue are considered contract liabilities and are presented on the consolidated balance sheets, separate from other liabilities, in “Contract liabilities.”

Limited Warranty

Limited Warranty

The Company does not provide for a right of return on its goods or services. However, there is a limited warranty providing a 1-year warranty on any labor provided. Warranties are not considered separate performance obligations and costs are accrued as incurred. Based on historical experience, management has determined warranties are not material as of December 31, 2023 and 2022.

Practical Expedient

Practical Expedient

The Company incurs costs to obtain contracts in the form of commissions paid to its sales personnel. The Company evaluates if the commission requires capitalization based on the earning of the commission, if the costs are embedded into the product margin, and the duration of the contract. If so determined, the Company would record an asset on the books and amortize it over the life of the contract or estimated customer life. As all projects are completed within a year, management has elected the practical expedient to expense commissions as they are incurred.

Additionally, the Company incurs costs to obtain contracts in the form of commissions paid to a third party service and a third party financing Company made available to our customers. As our contract costs related to solar installations are typically fulfilled within one year, the costs to obtain a contract are expensed as incurred and are shown as Selling, general, and administrative expenses in the Consolidated Statements of Operations. The commission and financing fee expenses for the year ended December 31, 2023 and 2022 were $264,270 and $0, respectively.

Costs to Fulfill a Contract

Costs to Fulfill a Contract

Certain costs to fulfill are capitalized for contracts where the transfer of goods and services will occur in the future. Typically, these capitalized costs are incurred during a setup period prior to transferring control of the good or service over time. These costs include dedicated employees and other third-party costs. Capitalized costs are assessed for recoverability at each reporting period. These costs are included in cost of revenues and are recognized in the same manner as the corresponding performance obligation. Costs to fulfill are capitalized within “Contract assets” in the consolidated balance sheet.

Any costs to fulfill where the period of benefit is less than one year are expensed as incurred.

Managed Services

Managed Services

Beginning in 2023, the Company entered two managed services contracts with external third parties. Under these contracts with its customers, the Company is responsible for running the day-to-day operations of these third parties, including human resources and people management, procurement, marketing, lead generation, and centralizing vendor management. The Company accounts for revenues recognized for these managed service contracts in accordance with ASC 606, Revenue from Contracts with Customers, utilizing an output method over-time as its suite of services is provided to its customer and the customer consumes the benefit. The total revenue recognized by the Company for these managed services contracts for the year ended December 31, 2023 was $617,686.

Foreign Currency

Foreign Currency

The functional currency of ConnectM and its consolidated subsidiaries is the United States Dollar, and the functional currency of CMI is the Indian Rupee. All assets and liabilities of CMI are translated at the current exchange rate as of the end of the period and the related translation adjustments are recorded as a separate component of accumulated other comprehensive loss. Revenue and expenses are translated at average exchange rates in effect during the period. Foreign currency transaction gains and losses resulting from, or expected to result from, transactions denominated in a currency other than the United States Dollar are recognized in “Foreign currency translation adjustment” on the consolidated statements of comprehensive loss and amounted to $97,613 and $28,984 of gains for the years ended December 31, 2023 and 2022, respectively.

Property and Equipment

Property and Equipment

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the respective assets. The estimated useful lives of the assets range from 7 to 40 years. Depreciable assets retired or sold are removed from the accounts and any resulting gain or loss is reflected in income for the period. Major replacements or betterments are capitalized while maintenance and repairs are expensed as incurred. Depreciation is provided at rates based on the estimated useful lives of the assets using the straight-line method as follows:

Estimated
Useful Life
Classification	(in years)
Furniture and fixtures	7
Machinery and equipment	7
Vehicles	10
Property improvements	15
Buildings	40

Intangible Assets

Intangible Assets

Intangible assets include intellectual property and internally developed software and acquired tradenames, customer relationships and non-competition agreements that are amortized over their estimated useful lives using the pattern in which the economic benefits of the asset are consumed or otherwise used. As it relates to customer relationships, that pattern is generally based upon the forecasted undiscounted cash flows established at the time of acquisition. For all other intangible assets, that pattern is generally on a straight line basis. These assets are amortized over the following estimated useful lives:

Estimated
Useful Life
Classification	(in years)
Customer Relationships	15
Trade Names	3 – 10
Noncompetition Agreements	5
Intellectual Property	3 – 15
Internally Developed Software	3

Software Capitalization

Software Capitalization

The Company capitalizes certain costs associated with the development of its internal-use software after the preliminary project stage is complete and until the completion of the design, coding, installation, and testing of the software has been completed. Upgrades and enhancements are capitalized if they will result in added functionality. Capitalized costs are amortized over an expected three-year period. At the time the Company determines the software to be ready for its intended use, the post-implementation phase will begin and amortization will start. Costs incurred in the preliminary stages of development, after the software is ready for its intended use and for maintenance of internal-use software are expensed as incurred. During the years ended December 31, 2023 and 2022, the Company capitalized $35,588 and $145,590 of software development costs, respectively.

Capitalized software costs could become impaired in the future because of declines in profitability due to changes in volume, market pricing, cost, manner in which an asset is used, laws and regulations, or the business environment. As of December 31, 2023 and 2022, the Company has determined that there was no impairment related to its internal-use software.

Goodwill

Goodwill

Goodwill results from business acquisitions and represents the excess of the purchase price over the fair value of the identifiable assets and liabilities acquired.

The Company accounts for goodwill under ASC Topic 350-Intangibles — Goodwill and Other, which does not permit amortization, but instead requires the Company to perform an annual impairment review, or more frequently if events or circumstances indicate that impairment may be more likely. The Company’s annual impairment evaluation is conducted as of December 31 of each year to determine the fair value of the Company’s identified reporting unit is less than its carrying amount. If the fair value of the identified reporting unit is less than its carrying amount, an impairment loss is recognized for the excess of the carrying amount over fair value (if any), not to exceed the carrying amount of goodwill. The fair value of the reporting units is determined using market data, appraised values, and discounted cash flow analyses. The use of a discounted cash flow analysis requires significant judgment to estimate the future cash flows derived from the business and the period of time over which those cash flows will occur, as well as to determine an appropriate discount rate. Under the quantitative assessment, if the fair value of the reporting unit is less than the carrying value, goodwill is written down to its fair value. The fair value is established primarily using a discounted cash flow analysis and secondarily a market approach utilizing current industry information.

During the years ended December 31, 2023 and December 31, 2022, the Company recognized goodwill impairments of $157,103 and $490,736, respectively (see Note 9: Goodwill).

Investment Recorded at Cost

Investment Recorded at Cost

The Company accounts for its investment in cost securities in accordance with Accounting Standards Codification (“ASC”) 321, Investments — Cost Securities (“ASC 321”). Cost investments are comprised of investments in a private corporation, for which the fair value cannot be readily determinable nor does the investment qualify for the practical expedient to be valued at net asset value (NAV). As such, the Company has elected the measurement alternative afforded by ASC 321 to account for this investment at cost.

As of December 31, 2023, the Company had approximately $45,000 of an investment carried at cost, which is included in Investment, cost in the accompanying consolidated Balance Sheet.

The Company makes a qualitative assessment of whether the investment in cost securities are impaired at each reporting date. If a qualitative assessment indicates that the investment is impaired, the Company estimates the investment’s fair value, and if the fair value is less than the investment’s carrying value, the Company recognizes an impairment loss in net income equal to the difference between the carrying value and fair value. Through December 31, 2023, the Company has determined that no indicators of impairment were triggered through its qualitative analysis, which utilizes external factors such as the health of the United States Stock Market, as well as information provided to the Company by the Company’s cost method investee. As such, no impairment losses were recognized for the year ended December 31, 2023.

Deferred Offering Costs

Deferred Offering Costs

The Company follows the requirements of FASB ASC 340-10-S99-1 and SEC Staff Accounting Bulletin (“SAB”) Topic 5A — Expenses of Offering. ASC 340-10-S99-1 states that, specific incremental costs directly attributable to a proposed or actual offering of equity securities incurred prior to the effective date of the offering, may be deferred, and charged against the gross proceeds of the offering when the offering occurs. The Company has capitalized total costs of $1,297,102 and $474,162 relating to the Special Purpose Acquisition Company (“SPAC”) transaction, as discussed in Note 19: Merger Agreement, as of December 31, 2023 and 2022, respectively.

Due from Monterey Capital Acquisition Corporation ("MCAC")

Due from Monterey Capital Acquisition Corporation (“MCAC”)

The Company has recorded a note receivable relating to different advances made to MCAC throughout 2023. The Company accounts for this note receivable in accordance with ASC 310- Receivables. Upon execution of a successful business combination between the Company and MCAC, this receivable would be offset with any payable recorded by MCAC due to the Company. The Company has assessed this receivable for potential credit losses, noting none as of December 31, 2023. See Note 21: Due From Monterey Capital Acquisition Corporation.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

Long-lived assets and finite lived intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of the long-lived asset is measured by a comparison of the carrying amount of the asset to future undiscounted cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the estimated fair value of the assets. During the years ended December 31, 2023 and 2022, the Company recognized $24,750 and $98,563 of impairment of its intangible assets, respectively (see Note 8: Intangible Assets).

Fair Value Option ("FVO") Election

Fair Value Option (“FVO”) Election

The Company accounts for certain convertible debt obligations outstanding under the fair value option election of ASC Topic 825 — Financial Instruments (“ASC 825”) as discussed below.

The Company’s convertible debt (see Note 12: Debt), which is accounted for under the FVO election, are debt host financial instruments containing embedded features, some of which would otherwise be required to be bifurcated from the debt-host and recognized as separate derivative liabilities subject to initial and subsequent periodic estimated fair value measurements under ASC Topic 815, Derivatives and Hedging. Notwithstanding, ASC 825 provides for the FVO election, to the extent not otherwise prohibited, to be afforded to financial instruments, wherein bifurcation of an embedded derivative is not necessary, and the financial instrument is initially measured at its issue-date estimated fair value and then subsequently remeasured at estimated fair value on a recurring basis at each reporting period date.

The estimated fair value adjustment, as required by ASC 825, is recognized as a component of other comprehensive income (“OCI”) with respect to the portion of the fair value adjustment attributed to a change in the instrument-specific credit risk, with the remaining amount of the fair value adjustment recognized as other income (expense) in the accompanying consolidated statements of operations. With respect to the convertible debt, the estimated fair value adjustment is presented as a $25,446 and $45,869 gain and in the change in fair value of debt within “Other income (expense)” in the accompanying consolidated statements of operations, since the change in fair value of the convertible debt payable was not attributable to instrument specific credit risk during the years ended December 31, 2023 and 2022.

Interest expense is expensed as incurred and is included within interest expense in the accompanying consolidated statements of operations.

Cost of Revenues

Cost of Revenues

Cost of services includes employee’s payroll and benefit costs who service customers directly through its home-installation channel and further any inventory utilized in the satisfaction of the performance obligation. It also includes any shipping and handling services for the Company’s inventory.

Selling, General and Administrative Expenses

Selling, General and Administrative Expenses

Selling, general and administrative expenses include corporate administrative payroll and benefit costs, facility and leasehold improvement depreciation and utility costs, repair and maintenance, advertising, insurance, equipment depreciation and professional fees.

Advertising Expenses

Advertising Expenses

Advertising expenses are expensed as they are incurred. These amounted to $691,653 and $355,349 for the years ended December 31, 2023 and 2022, respectively, and are included within selling, general and administrative expenses in the Statements of Operations.

Income Taxes

Income Taxes

Income taxes are accounted for under the asset and liability method, as required by ASC Topic 740, Income Taxes. The Company provides for foreign, federal, and state income taxes currently payable. Deferred tax assets and liabilities are recognized for the future tax consequences attributed to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases as well as for tax loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted income tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.

The future realization of deferred tax assets depends on the existence of sufficient taxable income. If, based upon all available evidence, both positive and negative, it is more likely than not (more than 50 percent likely) such deferred tax assets will not be realized, a valuation allowance is recorded.

The Company applies a recognition threshold and measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. The Company includes only those income tax positions that have a greater than 50 percent likelihood of being sustained upon examination by the taxing authorities. The Company has not identified any uncertain income tax positions as of December 31, 2023 and 2022. The Company recognizes interest and penalties in income tax expense. The Company operates within multiple taxing jurisdictions and in the normal course of business its tax returns are examined in various jurisdictions. The reversal of the accruals for uncertain tax positions is recorded when examinations are effectively settled, statutes of limitation are closed, or tax laws are changed. We are no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations by tax authorities for years before 2019.

Stock-Based Compensation

Stock-Based Compensation

The Company accounts for share-based payments in accordance with ASC Topic 718, Compensation-Stock Compensation (“Topic 718”). Under Topic 718, the Company measures, and records compensation expense related to share-based payment awards (to employees and non-employees) based on the grant date fair value using the Black-Scholes option-pricing model. Forfeitures are recognized when they occur. The Company calculates the fair value of options granted using the Black-Scholes option-pricing model using the following assumptions:

Expected Volatility — Due to the lack of substantial company-specific historical and implied volatility data of its common stock, the Company has based its estimate of expected volatility on the historical volatility of a group of similar public companies. When selecting these companies on which it has based its expected stock price volatility, the Company selected companies with comparable characteristics, including enterprise value, risk profiles, position within the industry and with historical share price information sufficient to meet the expected term of the stock-based awards. The Company will continue to apply this process until a sufficient amount of historical information regarding the volatility of its own stock price becomes available.

Expected Term — The expected term of the Company’s options represents the period that the stock-based awards are expected to be outstanding. We determined the expected term of the stock options using the simplified method.

Risk-Free Interest Rate — The risk-free interest rate is based on the implied yield currently available on U.S. Treasury zero-coupon issues with a term that is equal to the expected term of the options at the grant date.

Dividend Yield — The Company has not declared or paid dividends to date and does not anticipate declaring dividends in the foreseeable future. As such, the dividend yield has been estimated to be zero.

Stock Price — The Company has based the stock price of its most recent acquisition related stated stock price.

Warrants

Warrants

Warrants are accounted for in accordance with applicable accounting guidance provided in ASC 815, Derivatives and Hedging — Contracts in Entity’s Own Equity as equity instruments based on the specific terms of the warrant agreement. Warrants classified as equity instruments are initially recognized at fair value and are not subsequently remeasured.

Noncontrolling Interest

Noncontrolling Interest

The Company accounts for noncontrolling interest in accordance with ASC Topic 810-10-45, Consolidation - Other Presentation Matters, which requires the Company to present noncontrolling interests as a separate component of total stockholders’ deficit on the consolidated balance sheets and the consolidated net loss attributable to the noncontrolling interest be clearly identified and presented on the face of the consolidated statements of operations and comprehensive loss.

Noncontrolling interest represents the portion of net book value in ACA that is not owned by the Company and is reported as a component in stockholders’ deficit on the Company’s consolidated balance sheets. Net income (loss) is allocated to the noncontrolling interest based on the Company’s noncontrolling ownership percentage held in ACA.

Recently Adopted Accounting Guidance

Recently Adopted Accounting Guidance

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842), (“ASU 2016-02”). ASU 2016-02 is intended to increase transparency and comparability among organizations relating to leases. Lessees will be required to recognize a liability to make lease payments and a right-of-use asset representing the right to use the underlying asset for the lease term. The FASB retained a dual model for lease classification, requiring leases to be classified as finance or operating leases to determine recognition in the earnings statement and cash flows; however, substantially all leases will be required to be recognized on the balance sheet. As originally issued, ASU 2016-02 requires application at the beginning of the earliest comparative period presented at the time of adoption. In July 2018, the FASB issued ASU 2018-11, Leases (Topic 842): Targeted Improvements (“ASU No. 2018-11”). This standard allows entities to initially apply the new leases standard at the adoption date and recognize a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption. The Company adopted this standard, effective January 1, 2022, under the alternative transition method as permissible under ASU 2018-11 and will apply this standard to all leases. Upon adoption of this guidance, the Company recorded $240,338 of operating lease right-of-use (“ROU”) assets and operating lease liabilities, and $264,395 of finance lease ROU assets and finance lease liabilities.

The Company recognizes operating lease ROU assets and operating lease liabilities in the consolidated statements of financial condition. ROU assets represent the Company’s right to use an underlying asset during the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. ROU assets and lease liabilities are recognized at commencement date based on the net present value of fixed lease payments over the lease term. The Company’s lease term includes options to extend or terminate the lease when it is reasonably certain that it will exercise that option. ROU assets also include any advance lease payments made and are net of any lease incentives. As most of the Company’s operating leases do not provide an implicit rate, the Company uses its incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. This rate was determined to be 8% during 2023 and 2022. The incremental borrowing rate is the rate of interest that the Company would expect to pay to borrow over a similar term, and on a collateralized basis, an amount equal to the lease payments in a similar economic environment.

The Company utilized the following practical expedients:

●	Package of practical expedients which eliminates the need to reassess (1) whether any expired or existing contracts are or contain leases; (2) the lease classification for any expired or existing leases; and (3) the initial direct costs for any existing leases.
●	The practical expedient whereby the lease and non-lease components will not be separated for all classes of assets.
●	Not to recognize ROU assets and corresponding lease liabilities with a lease term of 12 months or less from the lease commencement date.

For existing leases, the Company did not elect the use of hindsight and did not reassess lease term upon adoption.

In June 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2016-13, Financial Instruments Credit Losses: Measurement of Credit Losses on Financial Instruments. ASU 2016-13 requires measurement and recognition of expected credit losses for financial assets. In April 2019, the FASB issued clarification to ASU 2016-13 within ASU 2019-04, Codification Improvements to Topic 326, Financial Instruments-Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments, or ASU 2016-13. The guidance is effective for fiscal years beginning after December 15, 2022. The Company adopted this standard on January 1, 2023, which had no material impact on the Company’s financial statements as of December 31, 2023.

In August 2020, the FASB issued ASU No. 2020-06, Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity, which simplifies the accounting for convertible instruments. ASU 2020-06 eliminates certain models that require separate accounting for embedded conversion features, in certain cases. Additionally, among other changes, the guidance eliminates certain of the conditions for equity classification for contracts in an entity’s own equity. The guidance also requires entities to use the if converted method for all convertible instruments in the diluted earnings per share calculation and include the effect of share settlement for instruments that may be settled in cash or shares, except for certain liability-classified share-based payment awards. This guidance is effective beginning after December 15, 2023 and must be applied using either a modified or full retrospective approach. Early adoption is permitted. The Company adopted this guidance and applied it to its convertible notes issued throughout the years ended December 31, 2023 and 2022.

Recently Released Accounting Pronouncements

Recently Released Accounting Pronouncements

In November 2023, the FASB issued Accounting Standards Update (“ASU”) No. 2023-07, Segment Reporting — Improvements to Reportable Segment Disclosures. This ASU requires entities to disclose significant segment expense categories and amounts for each reportable segment. This ASU is effective for fiscal years beginning after December 15, 2023. We are currently evaluating the potential effect that the updated standard will have on our financial statement disclosures.

In December 2023, the FASB issued ASU 2023-09 “Income Taxes (Topics 740): Improvements to Income Tax Disclosures” to expand the disclosure requirements for income taxes, specifically related to the rate reconciliation and income taxes paid. ASU 2023-09 is effective for our annual periods beginning January 1, 2025, with early adoption permitted. The Company is currently evaluating this ASU and does not expect the adoption of this standard to have a material impact on its consolidated financial statements and related disclosures.

The Company does not believe that any other recently issued accounting pronouncements not yet adopted will have a material effect on its consolidated financial statements.